Annual Total Returns (Vanguard Balanced Index Fund - Investor Shares Participant) (Vanguard Balanced Index Fund, Vanguard Balanced Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Annual Total Return
2013	17.91%
2012	11.33%
2011	4.14%
2010	13.13%
2009	20.05%
2008	(22.21%)
2007	6.16%
2006	11.02%
2005	4.65%
2004	9.33%